Financial Instruments (Details 2) - Warrants [Member] - Black Scholes [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of continuing involvement in derecognised financial assets [line items]
expected volatility		99.00%
annual risk free interest		1.95%
dividend yield	0.00%	0.00%
Top of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
expected term	5 years 5 months 1 day	4 years 9 months 29 days
expected volatility	108.90%
annual risk free interest	0.50%
Bottom of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
expected term	5 years 3 months 19 days	4 years 7 days
expected volatility	107.17%
annual risk free interest	0.40%